Restricted Net Assets - Additional Information (Details) ¥ in Thousands, $ in Thousands	Feb. 28, 2023 CNY (¥)	Feb. 28, 2023 USD ($)	Feb. 28, 2022 CNY (¥)
Restricted Net Assets [Abstract]
Restricted net assets	¥ 111,490	$ 16,082	¥ 116,359